Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 347,977	$ 343,719